Commitments, Guarantees, and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost			¥ 3,633		¥ 1,573
Payments for computer systems under non-cancelable contracts	¥ 2,216	¥ 1,614	6,122	¥ 4,748
Estimated construction costs	128,125		128,125		69,235
Total unused credit and capital amount available	425,159		425,159		393,634
Guarantee Obligations Maximum Exposure	1,127,157		1,127,157		1,147,392
Guarantee Obligations Current Carrying Value	60,137		60,137		63,843
Outstanding principal amount of loans transferred under Delegated Underwriting and Servicing program	2,012,788		2,012,788		1,857,499
Investment in securities pledged for primarily collateral deposits	147,428		147,428		226,987
Secured debt	41,083		41,083		50,538
Investments In Subsidaries Pledged	9,719		9,719		10,101
Provision For Credit Losses
Commitments and Contingencies Disclosure [Line Items]
Provision for credit losses for off-balance sheet credit exposure reversal	528	¥ 932	2,897	¥ 5,866
Other Liabilities [Member]
Commitments and Contingencies Disclosure [Line Items]
Allowance for off-balance sheet credit exposure	23,323		23,323		26,094
Secured By Share
Commitments and Contingencies Disclosure [Line Items]
Secured debt	66,688		66,688		73,191
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	431,089		431,089		469,377
Guarantee Obligations Current Carrying Value	4,702		4,702		4,768
Performance Guarantee | Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	683,000		683,000		690,000
Guarantee Obligations Current Carrying Value	¥ 2,146		¥ 2,146		¥ 1,998